Exhibit 99.8

TPR Firm:	EdgeMAC	Date Submitted:	2/9/2022
Client Name:	Finance Of America Reverse	Report:	Exception Report - Loan
Client Project:	FASST Series 2022-S1	Loans in report:	16

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
2/9/2022	1100139222	XXX	XXX	1) //UPDATE: 02/04/2022 Received a screen shot of Disclosure Delivery Tracking that appears to reflect the Initial CD was issued XXX, however, File Does NOT contain a CD dated XXX. Condition remains as is.This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Earliest dated Closing Disclosure in file is dated and signed at consummation on XXX. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/04/2022 Received Initial CD dated XXX

//UPDATE:  02/04/2022 Received a screen shot of Disclosure Delivery Tracking that appears to reflect the Initial CD was issued XXX, however, File Does NOT contain a CD dated XXX.  Condition remains as is.

2) Missing lenders income worksheet. Unable to determine calculations based on 1003 values.  Loan subject to re-calculation of debt ratio upon receipt.//UPDATE 2/3/2022 Income calculation provided.
COMMENTS: //UPDATE 2/3/2022 Income calculation provided.	1) //UPDATE: 02/04/2022 This condition was not cleared by prior documentation received 02/02/2022 and remains open and as Violation first reported.//UPDATE: 02/02/2022 Received some documents attached to this condition, however, none of them are the Written List of Service Providers/Services You Can Shop For with proof issued within 3 business days of application date.This loan failed TRID timing of disclosures. Written List of Service Providers in file is dated XXX and Application date is XXX resulting in the below Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX This loan failed the written list of service providers disclosure date test for one or more of the following reasons: (12 CFR 1026.19(e)(1)(vi))The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in 1026.19(e)(1)(e)(1)(iii) 1026.2(a)(6) and as it relates to 1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open onPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by 1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in 1026.19(e)(1)(e)(1)(iii).
COMMENTS: 02/08/2021 Condition waived based on SFA guidance that SSPL Timing is out of scope and borrowers were provided an SSPL on XXX reflecting borrower was provided shoppable services.

//UPDATE:  02/04/2022 This condition was not cleared by prior documentation received 02/02/2022 and remains open and as Violation first reported.

								//UPDATE: 02/02/2022 Received some documents attached to this condition, however, none of them are the Written List of Service Providers/Services You Can Shop For with proof issued within 3 business days of application date.	Compensating Factors Low LTV 58.5% Excellent credit score at 704 Low DTI at 28.58%	1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
2/9/2022	2200015478	XXX	XXX	1) //UPDATE: 02/02/2022 Received CD dated XXX, however, it was not disclosed in the required 3 days prior to consummation resulting in the below TRID Timing Violation.Initial Closing Disclosure Timing Requirements - XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Closing Disclosure in file is dated and signed at consummation on XXX. Unable to complete regulatory compliance check and TRID monitoring.XXX. Entered into CE and received a Pass result for this test.

//UPDATE:  02/02/2022 Received CD dated XXX, however, it was not disclosed in the required 3 days prior to consummation resulting in the below TRID Timing Violation.
Initial Closing Disclosure Timing Requirements - XXX
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §1026.19(f)(1)(ii))
The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the initial closing disclos

2) //UPDATE:  02/07/2022 Received another eSigned Affiliated Business Arrangement, however, it is BLANK.  File contains a fully completed Affiliated Business Arrangement Disclosure that is not signed.  Condition remains waived as an EV2.//UPDATE:  02/04/2022 Received eSigned Affiliated Business Arrangement, however, it is Blank.  File contains a fully completed Affiliated Business Arrangement Disclosure that is not signed.  Condition remains waived as an EV2.Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s).  Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 02/08/2022 Downgraded to a clear EG1 status from Waived as an EG2 as Lender's Privacy Policy eDisclosed to borrower also reflects Affiliations and eDisclosure can be considered as proof of receipt.

//UPDATE:  02/04/2022 Received eSigned Affiliated Business Arrangement, however, it is Blank.  File contains a fully completed Affiliated Business Arrangement Disclosure that is not signed.  Condition remains waived as an EV2.

Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

3) Missing final 1008, to match final loan terms for loan amount, LTV/CLTV/HCLTV, interest rate and product type. 1008 provided in file shows interest rate of 5.370%//02/7/2022 Updated received updated 1008 with correct interest rate of 5.350% everything else is ok.

4) Missing third party verification of B XXX, XXX. //2/2/2022 Updated received third party self-employment verification with bororwers as owner.

5) Missing evidence of two appraisals, underwriter notes state that two appraisals were used and the lower of the two. Only one appraisal was provided.//02/2/2022 not issues noted used the lower of the two.

6) Missing supporting documentation regarding deferred interest of $XXX noted on payoff demand and evidence that mortgage was not in forbearance. Credit report shows loan modification, and no payment made/received from 06/20/2020 to 10/20/2020; Current payment totals $XXX vs $XXX.  Unable to determine if maximum guideline delinquency met.//02/2/2022 Updated received updated credit report as mortgage current with no lates.

7) Missing royalty contract, agreement, or statement confirming amount, frequency, and duration of the income for royalty income used in qualifying. Tax returns already provided.//2/2/2022 Updated received LOE that is already in the file stating where the royalty income is from an inheritance which does not show the continuance and therefore, missing supporting documentation verifying the continuity of the inheritance used for the Royalty income will continue for the next three years via transfer of ownership, will or bank statements reflecting deposits.//02/3/2022 Updated missing supporting documentation from family attorney administrating the inheritance to provide the frequency and duration of payments and confirm if likely to continue.//02/4/2022 Updated received the same letter provided at time of UW from borrower and copy of FNMA guide. However, the borrower received income from an inheritance which shows on 1040s but still missing evidence of frequency and duration of payments from family attorney administrator for the inheritance or a royalty statement  just an LOE will not suffice.  /// UPDATED    2/8/22  Royalty income deducted results in insufficient residual income of $XXX.  Total earnings $XXX (SSI + self-employment + wage earnings) versus total debts $XXX ($XXX pitia + other $XXX) = residual $XXX//XXX lien of $XXX - $XXX = $XXX /12 = $XXX leaving RI of $XXX which meets the $XXX RI required by guidelines.

8) //UPDATE:  02/04/2022 Received an additional CD dated XXX, however, it reflects an increase in the Trust Review Fee.  Below is updated TRID Tolerance and Reimbursement Violations.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $250.00.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $75.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $250.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under 1026.19(e)(3)(i) or (ii), the creditor complies with 1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with 1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.Added 02/02/2022:  This loan failed TRID zero fee tolerance.  Trust Review Fee added at Closing without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.  Condition added upon review of Conditions received.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.
COMMENTS: 02/08/2022 Received COC and LE dated XXX not previously provided.  Entered into CE and received a Pass result for Reimbursement Testing.

//UPDATE:  02/04/2022 Received an additional CD dated XXX, however, it reflects an increase in the Trust Review Fee.  Below is updated TRID Tolerance and Reimbursement Violations.
Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $250.00.

This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))
Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $75.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $250.00.

						Re				1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/9/2022	2200015595	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/03/2022 Received Initial CD dated XXX

2) Loan closed in the name of a Trust. Missing copy of Attorney Opinion letter from XXX designated law form confirming that the trust meets all FHA requirements.

3) Missing copy of Asset dissipation calculation worksheet.  Unable to determine accounts from which the income was derived and if the direct deposits for SSI and VA reflected in XXX XXX were also included in the asset dissipation earnings.

4) //UPDATE:  02/04/2022 Received a changed circumstance reflecting addition of Trust Review fee of $175.00, however, additional $175.00 Lender Paid Portion was removed on PC CD resulting in the below TRID Reimbursement Violation.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $175.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $350.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under 1026.19(e)(3)(i) or (ii), the creditor complies with 1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with 1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.Added 02/03/2022:  This loan failed TRID zero fee tolerance.  Trust Review fee added to Closing Disclosure dated 10/14/2021 without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.  Condition added upon review of conditions received.Integrated Disclosures Tolerance & Reimbursement Provisions - 12/09/2021 - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.
COMMENTS: 02/04/2022  CE reflects the $175.00 violation due to the CD Timing Violation that is invalid due to the variance in CE being .125%, however, the variance for this transaction is .250%.  Tolerance Cure of $175.00 is sufficient to cover the removal of Lender Paid portion of Trust Review fee.

//UPDATE:  02/04/2022 Received a changed circumstance reflecting addition of Trust Review fee of $175.00, however, additional $175.00 Lender Paid Portion was removed on PC CD resulting in the below TRID Reimbursement Violation.
This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))
Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $175.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $350.00.

						Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) i			Compensating factors: 1.Low LTV at 67.4% 2. Credit score at 715.	1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/9/2022	2200015617	XXX	XXX	1) //UPDATE: 02/04/2022 Received a screen shot of Disclosure Delivery Tracking which appears to reflect an Initial CD was issued dated XXX, however, File Does Not contain a CD dated XXX. NEED Actual CD dated XXX. Unable to complete regulatory compliance check and TRID Monitoring.This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/07/2022 Received Initial CD dated XXX

//UPDATE:  02/04/2022  Received a screen shot of Disclosure Delivery Tracking which appears to reflect an Initial CD was issued dated XXX, however, File Does Not contain a CD dated XXX.  NEED Actual CD dated XXX.  Unable to complete regulatory compliance check and TRID Monitoring.

2) Missing proof of delivery for $75.00 check refund issued XXX as reimbursement exceeded $35.00 for cure.
COMMENTS: 02/04/2022 Received copy of reimbursement check for $75.00 with borrower letter and proof of method of delivery.

3) Missing documentation to support actual solar lease payments to XXX.   Contract provided is dated in 2014 with monthly lease payments of $59.28 that were not included in the DTI/RI calculations.  If system was purchased, provide supporting documentation. Additionally, Title item #11 reflects XXX. Missing lender's verification that this item is not a lien against the property as required by guidelines.

4) Missing a re-verification of employment within 10 business days prior to the Note Date for borrower as required by guidelines. Most recent paystub dated XXX and bank statement dated XXX do not immediately precede the Note date of XXX thus requiring the re-verification of employment.

5) Missing copy of lender's income worksheet for qualifying earnings of $XXX as reflected on the 1003/1008.  Unable to determine if this is derived from asset dissipation. Subject to re-calculation of debt ratio upon receipt.

6) //UPDATE:  02/07/2022 Received an Itemization of LE/CD which is NOT sufficient at a Change of Circumstance.  NEED CHANGE OF CIRCUMSTANCE form reflecting the addition of the Trust Review Fee.Added 02/07/2022:  This loan failed TRID zero fee tolerance.  Trust Review Fee added on Initial Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID Tolerance Violations.  Condition added upon review of Conditions received.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $75.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $175.00.
COMMENTS: 02/08/2022 Received COC and CD dated XXX not previously in file.  Entered into CE and received a Pass result for all Tolerance Testing.

//UPDATE: 02/07/2022 Received an Itemization of LE/CD which is NOT sufficient at a Change of Circumstance. NEED CHANGE OF CIRCUMSTANCE form reflecting the addition of the Trust Review Fee.	1) Non-Arm's length transaction. Borrower is an employee of the origination broker and ineligible per guidelines.// 2/4/2022 Received letter of explanation from lender regarding nuns-arms length transaction, however, the 1003 and 1008 confirms borrower's affiliation to the broker. Per guidelines, borrowers are ineligible when there is a relationship or business affiliation between the buyer, seller, loan agent, or originator and include, but not limited to: Owners, employees, or family member of origination broker. //UPDATE: 2/8/2022 Received condition, insufficient to clear per guidelines. Ineligible borrower include, but are not limited to: Non-arms-length transactions when there is a relationship or business affiliation between the buyer, seller, loan agent, or originator and include, but not limited to: Owners, employees, or family member of origination broker.
								COMMENTS: 2/8/2022: Exceptoin approval received. Wavied. //UPDATE: 2/8/2022 Received condition, insufficient to clear, per guidelines. Ineligible borrower include, but are not limited to: Non-arms-length transactions when there is a relationship or business affiliation between the buyer, seller, loan agent, or originator and include, but not limited to: Owners, employees, or family member of origination broker.	Compensating Factors: 1. 0x30 mortgage history 2. Residual earnings $3,993.47; $493.47 > $3500.00 program minimum 3. Credit score 774; 94 points > 680 program minimum	1/31/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
2/9/2022	2200016084	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Closing Disclosure in file is dated and signed at consummation on XXX. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/03/2022 Received Initial CD dated XXX

2) Missing clear LDP/GSA for all parties. Copy provided is cut off and does not reflect any findings for the parties entered.//UPDATE 2/3/2022 Duplicate documents were uploaded. Still need clear copies.
COMMENTS: //UPDATE 2/3/2022 Duplicate documents were uploaded.Still need clear copies.

3) Missing documentation to support mortgage with XXX account ending XXX has been paid 0x30 for the last 24 months, per guidelines.  Credit report reflects account included in BK-7 filing, however, also shows account closed/modified.  Missing repayment history.//UPDATE 2/4/2022 credit supplement provided showing account is open and current.
						COMMENTS: .//UPDATE 2/4/2022 credit supplement provided showing account is open and current.				1/27/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/9/2022	2200016954	XXX	XXX	1) Missing documentation to support mortgage repayment for XXX account ending XXX from XXX through XXX. Credit report reflects no payment history from XXX forward. Documentation provided to reflect modification, however, payments to resume XXX. Mortgage statements provided for proof of XXX, XXX,XXX only. Missing evidence of payments for XXX to XXX. Unable to determine if guideline delinquency is met.

2) NEW:  1/31/2022:  Property located in an age restricted condominium complex and is ineligible per guidelines.  Missing copy of lender's exception approval.
COMMENTS: Relaunched with exception	1) Client approved exception to allow property in Deed Restricted Project. Comps are in same project.Compensating Factors:1. 741 credit score2.. XXX reserves3. Low LTV at 66%
								COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 741 credit score 2.. $XXX reserves 3. Low LTV at 66%	1/28/2022	Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
2/9/2022	2200017771	XXX	XXX	1) Missing copy of the initial 1003 signed by the Loan Originator, Borrower and Co-borrower. /// UPDATED 2/1/22: Received signed initial 1003, however, only signed by borrower and originator. Missing co-borrower signature.
COMMENTS: 2/1/22: Received signed initial 1003, however, only signed by borrower and originator. Missing co-borower signature.

2) Missing copy of current paystub and prior two years W2 earnings for the borrower.
COMMENTS: 2/1/22: Documentation received.

3) Missing copy of signed 4506T Authorization for borrower and co-borrower as required by guidelines.
COMMENTS: 2/1/22: documentation received

4) Missing copy of lender's qualifying income worksheet(s). Primary borrower W2 wage earner (group 2).
COMMENTS: 2/1/22: Documentation received

5) Missing documentation to support revolving obligation with XXX account ending XXX (Balance $XXX) does not require monthly repayment.  Subject to re-calculation of debt ratio upon receipt. /// UPDATED 2/1/22: received credit supplement showing XXX owing $XXX XXX. Missing proof paid or no longer owed.//UPDATE 2/3/2022 Lender included the debt, system updated to reflect payment.
COMMENTS: //UPDATE 2/3/2022 Lender included the debt, system updated to reflect payment.

6) Missing copy of lender's manual loan approval.
COMMENTS: 2/1/22: documentation received

7) Missing copy of 1008 to match final loan terms for loan amount, LTV/CLTV/HCLTV, interest rate and product type.
COMMENTS: 2/1/22: documentation received

8) //UPDATE:  02/01/2022 Received the Counseling Certification dated XXX attached to this condition.  What is needed is the Homeownership Counseling Notice with proof issued within 3 business days of application date on 08/12/2021.Missing Homeownership Counseling Notice with proof issued within 3 business days of application date.
COMMENTS: 02/02/2022 Received Couseling Disclosure dated XXX

//UPDATE:  02/01/2022 Received the Counseling Certification dated XXX attached to this condition.  What is needed is the Homeownership Counseling Notice with proof issued within 3 business days of application date on XXX.

9) Missing Signed Reverse Mortgage Counseling Cert.
COMMENTS: 02/01/2022 Received Signed Reverse Mortgage Counseling Cert.

10) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s).  Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 02/03/2022 Received signed Affiliated Business Disclosures.

Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

11) Missing verbal verification of employment dated within 10 days of closing.
						COMMENTS: 2/1/22: documentation received				1/27/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/9/2022	2200018203	XXX	XXX	1) Loan approval is subject to satisfactory appraisal review. Subject to further underwriting. Additional conditions may apply.Missing required appraisal CDA review product.

2) Missing Lender's Application Date.  Missing Initial 1003 Uniform Residential Loan Application.  Unable to determine if Initial Disclosures were issued within 3 business days of application date.  Need dated Initial 1003 signed by Loan Originator.
COMMENTS: 02/02/2022 Received Initial 1003 Loan Application dated XXX eSigned by LO.  Early disclosures were issued timely.

3) This loan failed TRID timing of disclosures.  Missing Initial Loan Estimate with proof issued within 3 business days of application date.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/02/2022 Received Initial Loan Estimate dated XXX

4) This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/04/2022 Received Initial CD dated XXX

5) This loan failed TRID timing of disclosures.  Missing Written List of Service Providers with proof issued within 3 business days of application.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/04/2022 Received Services You Can Shop For dated XXX.

6) Missing Homeownership Counseling Notice with proof issued within 3 business days of application date.
COMMENTS: 02/02/2022 Received Counseling Disclosure dated XXX

7) //UPDATE:  02/02/2022 Received Signed Reverse Mortgage Counseling Cert and Servicing Disclosure, however, Still Missing Signed Affiliated Business Disclosure.Missing the following required Federal and/or State Disclosures:  Reverse Mortgage Counseling Cert signed by all borrowers, Servicing Disclosure, and Affiliated Business Disclosure signed by all borrowers.
COMMENTS: 02/04/2022 Received eSigned Affiliated Business DIsclosure

//UPDATE:  02/02/2022 Received Signed Reverse Mortgage Counseling Cert and Servicing Disclosure, however, Still Missing Signed Affiliated Business Disclosure.

8) Missing award letter for social security/disability for XXX. Unable to verify monthly income. Income subject to recalculation.

9) Missing award letter for social security/disability for XXX. Unable to verify monthly income. Income subject to recalculation.

10) The following required income documents are not in the file:  Missing YTD paystub and written VOE for co-borrower from XXX reflecting two years of overtime income, or prior two years W2's (2019/2020). Income subject to recalculation

11) NEW 1/31/2022:  Missing copy of Attorney Opinion letter from XXXdesignated law firm confirming that the trust meets all FHA requirements.

12) Missing verbal VOE from XXX for co-borrower.

13) Added 02/04/2022:  This loan failed TRID zero fee tolerance.  Attorneys Review Fee added to Closing Disclosure dated XXXwithout a Valid Change of Circumstance results in the below TRID Tolerance Violation.  Condition added upon review of Conditions received.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.
						COMMENTS: 02/07/2022 Received COC and re-disclosed LE dated XXX not previously in file. Entered into CE and received a Pass result for all Tolerance testing.			Compensating Factors: 1. 718 credit score; 38 points above program minimum credit score of 680 2. Mortgage history is 0x30 for 12 months 3. No public records 4. DTI ratio of 40.83%	1/31/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
2/9/2022	2200018408	XXX	XXX	1) //UPDATE: 02/04/2022 Received a screen shot of Disclosure Delivery Tracking attached to this condition, however, it does not provide proof of borrower's Consent to receive disclosures electronically. Condition remains as is.Missing Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 02/08/2022 Received DocuSIgn Cert of Completion reflecting borrowers eConsent on XXX.

//UPDATE:  02/04/2022 Received a screen shot of Disclosure Delivery Tracking attached to this condition, however, it does not provide proof of borrower's Consent to receive disclosures electronically.  Condition remains as is.

2) This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation.  Closing Disclosure in file is dated XXX and Signed at consummation on XXX.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/04/2022 Received Initial CD dated XXX

3) Subject has a Studio guest unit with a gas stove.  Appraisal does not address whether the stove is permitted.  If not permitted is should be removed due to health and safety issues.
COMMENTS: 2/7 FAR points to the HUD 4000.1 handbook and the appraiser states property meets minimum property requirements.  Otherwise, the appraisal would have called out any required corrections.

4) Missing copy of lender's loan approval.
COMMENTS: Received lenders approval.

5) Provide proof property located at XXX XXX is free and clear.// 2/4- Did not receive any documentation to validate property at XXX XXX is free and clear. Condition #98 is still open.
COMMENTS: 2/4- Did not receive any documentation to validate property at XXX XXX is free and clear.2/7- HOI provided shows no mortgagee. Taxes show no mortgage interest paid to a lender.

6) Provide proof property located at XXX XXX. is free and clear.\\2/4-Did not receive any documents to prove XXX XXX is free and clear. Condition #99 is still open.
COMMENTS: 2/4-Did not receive any documents to prove XXX XXX is free and clear.2/7- HOI provided shows no mortgagee clause. Taxes show no mortgage interest paid to a lender.

7) Missing borrower's re-verification of employment within 10 days of closing or one of the following: a year-to-date paystub that immediately precedes the Note, or  a bank statement showing direct deposit from borrower's employment for the pay period immediately preceding the Note as required by guidelines.  The paystub and bank statement provided are XXX and XXX versus the Note date of XXX.  Unable to confirm borrower's current employment.
COMMENTS: VOE from the Work Number provided as of XXX

8) Missing VOE from XXX and any other former 2021 employer  to confirm employment dates. The  base salary earnings reflected on paystub dated XXX are substantially higher than the prior two years W2 earnings calculation as required by guidelines.
COMMENTS: Received tax transcripts for past 2 years and VOE's from employer.

9) Missing lender's asset dissipation calculation worksheet.  Statements provided reflect payroll deposits in XXX account ending XXX.  Unable to determine if lender included the payroll deposits in both the salary earnings and assets used for asset dissipation.
						COMMENTS: Asset dissipation calc provided by lender. Lender confirmed they do not exclude income deposits.			Compensating Factors: 1. Low LTV at 59.00% 2. Excellent Credit Score at 764	1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
2/9/2022	2200018829	XXX	XXX	1) //UPDATE: 02/07/2022 Disagree with Lender as the file contains the Initial Loan Estimate dated XXX with a DocuSign Envelope ID at the top of the disclosure and is Electronically Signed on XXX by both borrowers. In order for Borrowers to have eSigned the Initial LE Disclosure, we need to see that they Consented to accept the Disclosure for eSignature on or before XXX.//UPDATE: 02/07/2022 Received some screen shots of disclosures being delivered, however, nothing reflects the borrower's actual Consent to accept disclosures electronically. STILL NEED Proof of Borrower's eConsent on or before XXX.02/04/2022 Received a DocuSign Certificate of Completion, however, it reflects the borrower's eConsent on XXX and there is documentation in file eSigned as early as XXX. Need both borrower's eConsents dated on or prior to XXX. Missing Electronic Consent/ eSign Forms for both borrowers completed prior to earliest esign event.
COMMENTS: 02/08/2022 Received DocuSign Cert of Completion reflecting both borrower's eConsents on XXX and XXX.

//UPDATE:  02/07/2022 Disagree with Lender as the file contains the Initial Loan Estimate dated XXX with a DocuSign Envelope ID at the top of the disclosure and is Electronically Signed on XXX by both borrowers.  In order for Borrowers to have eSigned the Initial LE Disclosure, we need to see that they Consented to accept the Disclosure for eSignature on or before XXX.

//UPDATE:  02/07/2022 Received some screen shots of disclosures being delivered, however, nothing reflects the borrower's actual Consent to accept disclosures electronically.  STILL NEED Proof of Borrower's eConsent on or before XXX.

02/04/2022 Received a DocuSign Certificate of Completion, however, it reflects the borrower's eConsent on XXX and there is documentation in file eSigned as early as XXX.  Need both borrower's eConsents dated on or prior to XXX

2) 02/04/2022 Received screen shots of 2 Disclosure Delivery Trackings that appear to reflect Closing Disclosures issued XXX and XXX, however, File is Missing either of these CDs.  NEED full copies of ALL Closing Disclosures issued to borrowers.  Unable to complete regulatory compliance check and TRID Monitoring.This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation.  Closing Disclosure in file is dated XXX and signed at consummation on XXX.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/07/2022 Received Initial CD dated XXX.

02/04/2022 Received screen shots of 2 Disclosure Delivery Trackings that appear to reflect Closing DIsclosures issued XXX and XXX, however, File is Missing either of these CDs.  NEED full copies of ALL Closing Disclosures issued to borrowers.  Unable to complete regulatory compliance check and TRID Monitoring.

3) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal CDA review.

4) Missing exception approval  for credit score 668 ; guideline minimum is >=680

5) Missing satisfactory mortgage rating for past 24 months for XXX XXX.  Credit report reflects no payment activity for XXX XXX since XXX.  Additionally, the demand reflects a deferred/modified balance.  Unable to determine if repayment history meets guidelines.2/3/2022 Guidelines require actual payment history reported satisfactory  for 24 months. Missing satisfactory mortgage rating for past 24 months for XXX XXX

						6) Missing copy of lender's manual loan approval			Compensating Factors:	1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
2/9/2022	2200018941	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Need all Closing Disclosures issued to Borrower. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/03/2022 Received Initial CD dated XXX

2) Missing utility bill to verify bororwers currently occupies property. Per LOE in file the borrower stated that she rented out her property and moved back in her property on XXX. 12 months proof of occupancy required.//02/3/2022 Updated received copy of cable bill with current address and borrowers name.

3) Missing seller loan approval.//02/3/2022 Updated received seller loan approval and noted the following: Prelim was changed to XXX with XXX is paid in full and need updates to item #8, however, Prelim in file is from XXX Closings, //02/4/2022 Updated received the same prelim in file with XXX Closings with item #8 remaining on title. However, still missing evidence that the solar is paid in full and title supplement removing from title.
COMMENTS: 2/7/22: Guideline clarification received - notation acceptable, no UCC lien on title. Cleared.

4) Missing clear LDP/GSA for all parties.//02/3/2022 Updated received LDP/GSA no issues noted.

5) Missing documentation to support leased solar system meets guideline requirements.  Title report item #8 and copy of Solar contract reflects leased system.  Missing complete lease agreement to determine if it meets all guideline requirements.  Additionally, appraisal notes solar system as owned, per borrower.  If owned, missing documentation to support system was purchased by borrower (contract in borrower name shows leased). //02/48/2022 Updated received the same lease contract in file, still missing evidence that the solar system is paid in full as appraiser stated that solar system is owned. The contract provided shows it is for lease if owned missing documentation to support solar was purchased by borrower. If not paid off, then lease agreements is required to meet all guideline requirement.
						COMMENTS: 2/7/22: Guideline clarification received - leased solar not required to be paid, non PACE. Cleared.			Compensating Factors: 1. 0x30 Mortgage history since inception 3/2007	1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/9/2022	2200019507	XXX	XXX	1) Missing Lender's Application Date. Missing Initial 1003 Uniform Residential Loan Application. Unable to determine if Initial Disclosures were issued within 3 business days of application date. Need dated Initial 1003 signed by Loan Originator.
COMMENTS: 02/02/2022 Received Initial 1003 Dated XXX and Signed by LO.  Initial Disclosures were issued timely.

2) This loan failed TRID timing of disclosures.  Missing Initial Loan Estimate with proof issued within 3 business days of application date.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/02/2022 Received Initial LE dated XXX

3) //UPDATE:  02/02/2022 Received a CD dated XXX, however, it was not disclosed within the required timing resulting in the below TRID Timing Violation.Initial Closing Disclosure Timing Requirements - XXX This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/03/2022 Received actual Initial CD dated XXX.  Entered into CE and received a Pass result for this test.

//UPDATE:  02/02/2022 Received a CD dated XXX, however, it was not disclosed within the required timing resulting in the below TRID Timing Violation.
Initial Closing Disclosure Timing Requirements - XXX
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §1026.19(f)(1)(ii))
The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:
"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
"In Person" and the initial closing disclosure delivery dat

4) This loan failed TRID timing of disclosures.  Missing Written List of Service Providers with proof issued within 3 business days of application.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/02/2022 Received Services You Can Shop FOr dated XXX

5) Missing Homeownership Counseling Notice with proof issued within 3 business days of application date.
COMMENTS: 02/02/2022 Received Counseling Disclosure dated XXX

6) Missing award letter for XXX.

						7) Missing Final URLA/1003 signed and dated by all borrowers			Compensating Factors: 1. 772 credit score 2. Mortgage history is 0x30 for 12 months 3. No public records 4. DTI ratio of 30.52%	1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/9/2022	2200019558	XXX	XXX	1) //UPDATE: 02/04/2022 Received only page 3 of 4 signed and dated by Loan Originator. NEED All 4 pages of Initial 1003 signed and dated by Loan Originator.//UPDATE: 02/02/2022 Received a letter to borrower thanking them for applying, however, what is needed is the actual Initial 1003 Loan Application Signed and Dated by the Loan Originator.Missing Initial Loan Application Signed and Dated by Loan Originator. Unable to determine if early disclosures were issued within the 3 business day requirement.
COMMENTS: 02/07/2022 Received full 4 page 1003 dated and signed by Loan Originator.  All early disclosures were issued timely.

//UPDATE:  02/04/2022 Received only page 3 of 4 signed and dated by Loan Originator.  NEED All 4 pages of Initial 1003 signed and dated by Loan Originator.

//UPDATE:  02/02/2022 Received a letter to borrower thanking them for applying, however, what is needed is the actual Initial 1003 Loan Application Signed and Dated by the Loan Originator.

2) This loan failed TRID timing of disclosures.  Written List of Settlement Services in file is not dated.  Unable to determine if issued within the 3 business days of application date.
COMMENTS: 02/03/2022 Received Services You Can Shop For dated XXX

3) Missing Homeownership Counseling Notice with proof issued within 3 business days of application date.
COMMENTS: 02/02/2022 Received Counseling Disclosure dated XXX

4) Missing Signed Reverse Mortgage Counseling Cert.
COMMENTS: 02/02/2022 Received Signed Reverse Mortgage Counseling Cert and Addendum.

5) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s).  Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 02/03/2022 Received Signed Affiliated Business Arrangement Disclosure.

Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

6) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal CDA review product. //UPDATE 2/3/2022 CDA provided.
COMMENTS: //UPDATE 2/3/2022 CDA provided.

7) Missing most recent two months asset statements from XXX account ending XXX as reflected on the loan application. //UPDATE 2/3/2022 Documents provided.
COMMENTS:  //UPDATE 2/3/2022 Documents provided.

8) Missing copy of the benefit Award letter, most recent 1099 or bank statement evidencing social security earnings of $XXX for the borrower as reflected on the loan application  for the borrower.  Subject to re-calculation of DTI  upon receipt. //UPDATE 2/3/2022 Documents provided.
COMMENTS: //UPDATE 2/3/2022 Documents provided.

9) Missing copy of the benefit Award letter, most recent 1099 or bank statement evidencing social security earnings of $XXX for the co-borrower as reflected on the loan application  for the borrower.  Subject to re-calculation of DTI  upon receipt. //UPDATE 2/3/2022 Documents provided.
COMMENTS:  //UPDATE 2/3/2022 Documents provided.

10) Missing most recent copies of all asset statements used to qualify to support asset dissipation income of $XXX for the borrower as reflected on the loan application.  Subject to re-calculation of DTI upon receipt.// UPDATE 2/3/2022 Documents provided.
COMMENTS: // UPDATE 2/3/2022 Documents provided.

11) Missing documentation to support the exclusion of installment loans with XXX.   Borrower LOE provided reflects 12 months bank statements and billing statements provided to show 3rd party payments.  Missing supporting documentation.  Subject to re-calculation of DTI upon receipt//UPDATE 2/3/2022 Documents provided.
COMMENTS: //UPDATE 2/3/2022 Documents provided.

12) Missing documentation to support exclusion of the payment for XXX account ending XXX reflecting owing balance $XXX x $XXX per credit report.  Inclusion of payment results in DTI of 44.46% and exceeds 43.00% guideline maximum.//UPDATE 2/3/2022 Payoff stated on the FINAL CD.
COMMENTS: //UPDATE 2/3/2022 Payoff stated on the FINAL CD

13) Missing clear LDP/GSA for all parties //UPDATE 2/3/2022 Documents provided.
COMMENTS: //UPDATE 2/3/2022 Documents provided.

14) Missing lender's asset dissipation calculation worksheet.//UPDATE 2/4/2022 Document provided.
COMMENTS: //UPDATE 2/4/2022 Document provided.

15) Missing copy of lender's loan approval. //UPDATE 2/3/2022 Documents provided.
COMMENTS: //UPDATE 2/3/2022 Documents provided.

16) Borrower closed in the name of a trust.  Missing copy of XXX approved  Attorney Opinion Letter confirming that the trust meets all FHA requirements.//UPDATE 2/3/2022 Documents provided.
						COMMENTS: //UPDATE 2/3/2022 Documents provided.			Compensating factors: 1. Mortgage history 0x30 since inception 1/2008	1/28/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
2/9/2022	6600010817	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/02/2022 Received Initial CD dated XXX.

2) //UPDATE:  02/04/2022 Received a CD dated XXX, however, it does not address the "Notice of Revised Estimate due to Valid Change of Circumstance" in file dated XXX  If no re-disclosure was issued XXX, Need Lender's Signed Attestation stating so.//UPDATE:  02/02/2022 Received an Itemization of LE/CD Fees, Loan Comparison and TALC attached to this condition.  What is needed is the re-disclosed Loan Estimate dated XXX as reflected on the "Notice of Revised Estimate due to Valid Change of Circumstance" in file.The loan contains errors within one or more TRID disclosure.  There is a Notice of Revised Estimate due to Valid Change of Circumstance in file that reflects a Re-disclosed Date of XXX, however, there is no corresponding Loan Estimate in file.
COMMENTS: 02/07/2022 Received Signed explanation that XXX package was NOT sent to borrower.

//UPDATE:  02/04/2022 Received a CD dated XXX, however, it does not address the "Notice of Revised Estimate due to Valid Change of Circumstance" in file dated XXX.  If no re-disclosure was issued XXX, Need Lender's Signed Attestation stating so.

//UPDATE:  02/02/2022 Received an Itemization of LE/CD Fees, Loan Comparison and TALC attached to this condition.  What is needed is the re-disclosed Loan Estimate dated XXX as reflected on the "Notice of Revised Estimate due to Valid Change of Circumstance" in file.

3) Missing final 1008 to match final loan terms for loan amount, LTV/CLTV/HCLTV, interest rate and product type. The interest rate and payment does not match 1003 and file throughout 4.260% vs. 4.360%//02/2/2022 Updated received final 1008 weith matching final loan terms, LTV/CLTV, interest and product type.

4) //UPDATE:  02/04/2022 Received a screen shot of "Consolidated Fees", however, it is Not sufficient as a Valid Change of Circumstance as it does not reflect the date of change.  Condition remains as is.Added 02/02/2022:  This loan failed TRID zero fee tolerance.  Counseling Fee increased on Initial Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.  Condition added upon review of Conditions received.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $24.00.
COMMENTS: 02/08/2022 Futher review revealed Counseling Fee is to be allocated as a 10% tolerance fee.  Entered into CE and received a Pass result for Tolerance Testing.

//UPDATE:  02/04/2022 Received a screen shot of "Consolidated Fees", however, it is Not sufficient as a Valid Change of Circumstance as it does not reflect the date of change.  Condition remains as is.

5) Added 02/04/2022:  This loan failed TRID timing of disclosures.  Received a Disclosure Delivery Tracking screen shot that appears to reveal the Initial Closing DisclosXXX.  Unable to complete regulatory compliance check and TRID Monitoring.  Condition added upon review of Conditions received.
COMMENTS: 02/07/2022 Received CD dated XXX	1) Property located in an age restricted community and ineligible per guidelines. File does not contain an approved exception from lender.//02/2/2022 Updated email in file states that a second appraisal has been ordered with comps or acceptance of exception is pending.
								COMMENTS: 02/4/2022 Exception provided with comps provided and compensating factors.	Compensating Factors: 1. Residual Income $XXX; $XXX > $2,000 program minimum 2. Credit score 748; 68 points > 680 program minimum 3. 0x30 mortgage history since inception XXX	1/31/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
2/9/2022	6600011707	XXX	XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Closing Disclosure in file is dated and signed at consummation on XXX. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/07/2022 Received Initial CD dated XXX

2) Missing proof of self-employment.
COMMENTS: //UPDATE 2.3.2022 Required document provided.

						3) Loan does not meet neither the DTI or Residual Income (RI) requirements. DTI is at 55.63% which is greater than 43% and residual income is at $XXX and required is $XXX for a loan amount of $XXX.			Compensating factors: 1. Credit Score: 732; 52 points > 680 program minimum 2. Reserves; 35, 29> 6 mo required by program minimum 3. No public records	1/31/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/9/2022	6600014539	XXX	XXX	1) Missing Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 02/03/2022 No Lender Disclosures were eSigned.  Reverse Counseling Notice eSigned through Counseling with Cambridge Credit Counseling Corp.

2) //UPDATE:  02/03/2022 Received some Disclosure Tracking screen shots.  WHAT IS NEEDED is Lender's Signed Attestation as to who issued the CD Missing Key Data Elements, for what purpose and most specifically that it was not provided to the borrower(s).//UPDATE:  02/03/2022 Received CD dated XXX attached to this condition, however, it does not explain the CD in file reflecting an issue date of XXX and missing key data such as Loan Terms, Projected Payments and Loan Calculations.  NEED Lender's Signed Attestation as to who issued the CD, for what purpose and most specifically that it was not provided to the borrower(s).The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".  Closing Disclosure reflects an Issue date of XXX, however, is missing key data elements.
COMMENTS: 02/04/2022 Received Signed explanation from Lender.

//UPDATE:  02/03/2022 Received some Disclosure Tracking screen shots.  WHAT IS NEEDED is Lender's Signed Attestation as to who issued the CD Missing Key Data Elements, for what purpose and most specifically that it was not provided to the borrower(s).

//UPDATE:  02/03/2022 Received CD dated XXX attached to this condition, however, it does not explain the CD in file reflecting an issue date of XXX and missing key data such as Loan Terms, Projected Payments and Loan Calculations.  NEED Lender's Signed Attestation as to who issued the CD, for what purpose and most specifically that it was not provided to the borrower(s).

3) This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation.  Closing Disclosure in file is dated and signed at consummation date on XXX.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 02/02/2022 Received Initial CD dted XXX

4) //UPDATE:  02/04/2022 Received an explanation that prior Application was withdrawn.  Lender provided early disclosures for the withdrawn application.  NEED All Early Disclosures issued at time new application was generated on XXX in order to accurately perform Regulatory testing.  The only Loan Estimate in file is from the withdrawn loan.//UPDATE:  02/03/2022 Received a Disclosure Tracking Screen Shot, however it reflects an Application date of XXX and there are early disclosures in file dated XXX so Application Date of XXX cannot be considered accurate.  Condition remains as is.//UPDATE:  02/02/2022 Received Loan Estimate dated XXX already in file, however, it is outside the 3 day disclosure requirement from Application date of XXX.  If Application date (as noted on the 1003 in file) is inaccurate, please provide a Signed Attestation as to the true Application date.This loan failed TRID timing of disclosures.  Missing Initial Loan Estimate with proof issue XXX which is outside the 3 business day disclosure requirement.  Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 02/04/2022 Received Initial Application dated XXX and all early disclosures issued XXX including Loan Estimate.  Entered into CE and received Pass results for TRID testing.

//UPDATE:  02/04/2022 Received an explanation that prior Application was withdrawn.  Lender provided early disclosures for the withdrawn application.  NEED All Early Disclosures issued at time new application was generated on XXX in order to accurately perform Regulatory testing.  The only Loan Estimate in file is from the withdrawn loan.

//UPDATE:  02/03/2022 Received a Disclosure Tracking Screen Shot, however it reflects an Application date of XXX and there are early disclosures in file dated XXX so Application Date of XXX cannot be considered accurate.  Condition remains as is.

//UPDATE:  02/02/2022 Received Loan Estimate dated 09/10/2021 already in file, however, it is outside the 3 day disclosure requirement from Application date of XXX.  If Application

5) No appraisal/valuation was located in the file; unable to calculate LTV/CLTV.
COMMENTS: FULL APPRAISAL HAS BEEN ADDED TO THE FILE AND REVIEWED.

6) Missing a current payoff demand for XXX account ending XXX.
COMMENTS: 02/03/2022 Received demand

7) Missing copy of full statement, all pages, to support asset dissipation earnings used to qualify from:  XXX/XXX 401 K statement.  Per 1008 comments, full quarterly statement was used to qualify (sttmt reflects borrower's name vs online printout not reflecting account holder information provided).

8) Missing manual loan approval.

9) Loan approval is subject to satisfactory appraisal review.  Missing required appraisal review product CDA.

10) Missing clear LDP/GSA for all parties.

						11) Missing required 442. Appraisal is invalid without a 442/1004D certification of completion. Subject to: PEELING PAINT REMOVED ON FASCIA/BOARDS/UNDER EAVES/PATIO CDVER AND REPAINTED. BARS ON BEDROOM WINDOW REMOVED OR QUICK RELEASE ADDED. PEELING PAINT REMOVED IN BATH AND REPAINTED.				1/27/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1